Loans Receivable and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2014
Loans Receivable and Allowance for Loan Losses [Abstract]
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

NOTE 4 - LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Set forth below is selected data relating to the composition of the loan portfolio at December 31:

	December 31, 2014		December 31, 2013
Real Estate:
Residential	$158,139	31.5%	$158,842	31.6%
Commercial	261,956	52.2	273,144	54.2
Construction	19,221	3.9	20,551	4.1
Commercial, financial and agricultural	42,514	8.5	35,745	7.1
Consumer loans to individuals	19,704	3.9	15,295	3.0
Total loans	501,534	100.0%	503,577	100.0%

Deferred fees, net	(399)		(480)
Total loans receivable	501,135		503,097
Allowance for loan losses	(5,875)		(5,708)
Net loans receivable	$495,260		$497,389

 Purchased loans acquired in a business combination are recorded at fair value on their purchase date without a carryover of the related allowance for loan losses. The carrying value of purchased loans acquired with deteriorated credit quality was $1.0 million at December 31, 2014.

The carrying value of the loans acquired was determined by projecting discounted contractual cash flows. The table below presents the components of the purchase accounting adjustments related to the purchased impaired loans acquired:

(In thousands)

Unpaid principal balance	$1,936
Interest	1,669
Contractual cash flows	3,605
Non-accretable discount	(1,724)
Expected cash flows	1,881
Accretable discount	(329)
Estimated fair value	$1,552

Changes in the accretable yield for purchased credit-impaired loans were as follows for the twelve months ended December 31:

(In thousands)

	2014	2013	2012
Balance at beginning of period	$20	$76	$171
Accretion	(12)	(56)	(95)
Reclassification and other	-	-	-
Balance at end of period	$8	$20	$76

The following table presents additional information regarding loans acquired and accounted for in accordance with ASC 310-30 (in thousands):

	December 31, 2014	December 31, 2013

Outstanding Balance	$1,057	$1,110
Carrying Amount	$1,049	$1,090

There were no material increases or decreases in the expected cash flows of these loans since the acquisition date. There has been no allowance for loan losses recorded for acquired loans with specific evidence of deterioration in credit quality as of May 31, 2011. In addition, there has been no allowance for loan losses on these loans reversed.  As of December 31, 2014, for loans that were acquired with or without specific evidence of deterioration in credit quality,  adjustments to the allowance for loan losses have been accounted for through the allowance for loan loss adequacy calculation.

The Company maintains a loan review system, which allows for a periodic review of our loan portfolio and the early identification of potential impaired loans.  Said system takes into consideration, among other things, delinquency status, size of loans, type and market value of collateral and financial condition of the borrowers.  Specific loan loss allowances are established for identified losses based on a review of such information.  A loan evaluated for impairment is considered to be impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement.  All loans identified as impaired are evaluated independently.  The Company does not aggregate such loans for evaluation purposes.  Impairment is measured on a loan-by-loan basis for commercial and construction loans by the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral-dependent.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment.  Accordingly, the Company does not separately identify individual consumer and residential mortgage loans for impairment disclosures, unless such loans are part of a larger relationship that is impaired, or are classified as a troubled debt restructuring.

A loan is considered to be a troubled debt restructuring (TDR) loan when the Company grants a concession to the borrower because of the borrower’s financial condition that it would not otherwise consider.  Such concessions include the reduction of interest rates, forgiveness of principal or interest, or other modifications of interest rates that are less than the current market rate for new obligations with similar risk.

The following tables show the amount of loans in each category that were individually and collectively evaluated for impairment at the dates indicated:

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
December 31, 2014
Individually evaluated for impairment	$-	$10,556	$-	$-	$-	$10,556
Loans acquired with deteriorated credit quality	225	824	-	-	-	1,049
Collectively evaluated for impairment	157,914	250,576	19,221	42,514	19,704	489,929
Total Loans	$158,139	$261,956	$19,221	$42,514	$19,704	$501,534

	Real Estate Loans
				Commercial	Consumer
	Residential	Commercial	Construction	Loans	Loans	Total
	(In thousands)
December 31, 2013
Individually evaluated for impairment	$-	$11,519	$-	$-	$-	$11,519
Loans acquired with deteriorated credit quality	242	848	-	-	-	1,090
Collectively evaluated for impairment	158,600	260,777	20,551	35,745	15,295	490,968
Total Loans	$158,842	$273,144	$20,551	$35,745	$15,295	$503,577

The following table includes the recorded investment and unpaid principal balances for impaired loans with the associated allowance amount, if applicable.

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance
December 31, 2014	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$225	$233	$-
Commercial	8,407	8,566	-
Subtotal	8,632	8,799	-
With an allowance recorded:
Real Estate Loans
Commercial	2,973	3,837	293
Subtotal	2,973	3,837	293
Total:
Real Estate Loans
Residential	225	233	-
Commercial	11,380	12,403	293
Total Impaired Loans	$11,605	$12,636	$293

		Unpaid
	Recorded	Principal	Associated
	Investment	Balance	Allowance

December 31, 2013	(In thousands)
With no related allowance recorded:
Real Estate Loans
Residential	$242	$251	$-
Commercial	10,644	14,400	-
Subtotal	10,886	14,651	-
With an allowance recorded:
Real Estate Loans
Commercial	1,723	1,723	53
Subtotal	1,723	1,723	53
Total:
Real Estate Loans
Residential	242	251	-
Commercial	12,367	16,123	53
Total Impaired Loans	$12,609	$16,374	$53

The following information for impaired loans is presented for the year ended December 31, 2014 and 2013:

	Average Recorded	Average Recorded			Interest Income
		Investment			Recognized
	2014		2013	2012	2014	2013	2012
	(In thousands)
Total:
Real Estate Loans
Residential		$233	$252	$281	$5	$5	$5
Commercial		7,492	10,328	12,108	503	236	226
Commercial Loans		-	-	340	-	-	2
Total Loans		$7,725	$10,580	$12,729	$508	$241	$233

Troubled debt restructured loans are those loans whose terms have been renegotiated to provide a reduction or deferral of principal or interest as a result of financial difficulties experienced by the borrower, who could not obtain comparable terms from alternate financing sources.  As of December 31, 2014, troubled debt restructured loans totaled $8.8 million and resulted in specific reserves of $293,000.  During 2014, there was one new loan relationship identified as troubled debt restructurings totaling $4.9 million based on extended deferrals of principal payments, while two loans with a balance of $4.7 million as of December 31, 2013 were transferred to Foreclosed Real Estate Owned during 2014 as a result of foreclosure on the properties. During 2014, the Company recognized charge-offs totaling $573,000 on loans classified as troubled debt restructurings in prior periods.  No losses were recognized on loans identified as troubled debt restructurings in 2014.  Additionally, the Company recognized a writedown of $680,000 in foreclosed real estate owned expense related to a property which was previously classified as a troubled debt restructuring.

As of December 31, 2013, troubled debt restructured loans totaled $9.2 million and resulted in specific reserves of $53,000.  During 2013, there were four new loan relationships identified as troubled debt restructurings totaling $5.1 million based on extended deferrals of principal payments. The Company recognized a loss of $73,000 in 2014 on one loan identified as troubled debt restructuring in 2013.

The following is a summary of troubled debt restructurings granted during the twelve month period ended December 31, 2014 (in thousands):

For the Twelve Months Ended December 31, 2014
		Pre-Modification	Post-Modification
		Outstanding Recorded	Outstanding Recorded
	Number of Contracts	Investment	Investment
Troubled Debt Restructurings

Real Estate Loans:
Commercial	1	$4,914	$4,914

Management uses an eight point internal risk rating system to monitor the credit quality of the overall loan portfolio.  The first four categories are considered not criticized, and are aggregated as “Pass” rated.  The criticized rating categories utilized by management generally follow bank regulatory definitions.  The Special Mention category includes assets that are currently protected but are potentially weak, resulting in an undue and unwarranted credit risk, but not to the point of justifying a Substandard classification.  Loans in the Substandard category have well-defined weaknesses that jeopardize the liquidation of the debt, and have a distinct possibility that some loss will be sustained if the weaknesses are not corrected.  All loans greater than 90 days past due are considered Substandard.  Any portion of a loan that has been charged off is placed in the Loss category.

To help ensure that risk ratings are accurate and reflect the present and future capacity of borrowers to repay a loan as agreed, the Company has a structured loan rating process with several layers of internal and external oversight.  Generally, consumer and residential mortgage loans are included in the Pass categories unless a specific action, such as non performance, repossession, or death occurs to raise awareness of a possible credit event.  The Company’s Loan Review Department is responsible for the timely and accurate risk rating of the loans on an ongoing basis.  Every credit which must be approved by Loan Committee or the Board of Directors is assigned a risk rating at time of consideration.  Loan Review also annually reviews relationships of $1,000,000 and over to assign or re-affirm risk ratings.  Loans in the Substandard categories that are collectively evaluated for impairment are given separate consideration in the determination of the allowance.

The following table presents the classes of the loan portfolio summarized by the aggregate Pass and the criticized categories of Special Mention, Substandard, Doubtful and Loss within the internal risk rating system as of  December 31, 2014 and December 31, 2013 (in thousands):

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2014
Commercial real estate loans	$246,629	$1,983	$13,344	$-	$-	$261,956
Commercial	42,514	-	-	-	-	42,514
Total	$289,143	$1,983	$13,344	$-	$-	$304,470

		Special
	Pass	Mention	Substandard	Doubtful	Loss	Total
December 31, 2013
Commercial real estate loans	$250,566	$3,651	$18,927	$-	$-	$273,144
Commercial	35,745	-	-	-	-	35,745
Total	$286,311	$3,651	$18,927	$-	$-	$308,889

For residential real estate loans, construction loans and consumer loans, the Company evaluates credit quality based on the performance of the individual credits.  The following table presents the recorded investment in the loan classes based on payment activity as of December 31, 2014 and December 31, 2013 (in thousands):

	Performing	Nonperforming	Total
December 31, 2014
Residential real estate loans	$156,464	$1,675	$158,139
Construction	19,221	-	19,221
Consumer loans to individuals	19,700	4	19,704
Total	$195,385	$1,679	$197,064

	Performing	Nonperforming	Total
December 31, 2013
Residential real estate loans	$157,138	$1,704	$158,842
Construction	20,551	-	20,551
Consumer loans to individuals	15,295	-	15,295
Total	$192,984	$1,704	$194,688

Management further monitors the performance and credit quality of the loan portfolio by analyzing the age of the portfolio as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the aging categories of performing loans and nonaccrual loans as of December 31, 2014 and December 31, 2013 (in thousands):

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2014
Real Estate loans
Residential	$156,242	$222	$-	$-	$1,675	$1,897	$158,139
Commercial	252,495	5,100	440	-	3,921	9,461	261,956
Construction	19,221	-	-	-	-	-	19,221
Commercial loans	42,500	14	-	-	-	14	42,514
Consumer loans	19,606	94	-	-	4	98	19,704
Total	$490,064	$5,430	$440	$-	$5,600	$11,470	$501,534

	Current	31-60 Days Past Due	61-90 Days Past Due	Greater than 90 Days Past Due and still accruing	Non-Accrual	Total Past Due and Non-Accrual	Total Loans
December 31, 2013
Real Estate loans
Residential	$156,066	$1,018	$54	$-	$1,704	$2,776	$158,842
Commercial	263,837	977	487	-	7,843	9,307	273,144
Construction	20,551	-	-	-	-	-	20,551
Commercial loans	35,717	28	-	-	-	28	35,745
Consumer loans	15,228	57	10	-	-	67	15,295
Total	$491,399	$2,080	$551	$-	$9,547	$12,178	$503,577

The following table presents changes in the allowance for loan losses:

	Year ended December 31,
	(dollars in thousands)
	2014	2013	2012

Allowance at beginning of period	$5,708	$5,502	$5,458
Charge-offs:
Commercial and all other	-	(4)	(24)
Real Estate	(1,466)	(2,131)	(2,354)
Consumer	(80)	(90)	(59)
Total	(1,546)	(2,225)	(2,437)
Recoveries:
Commercial and all other	-	-	-
Real Estate	2	9	7
Consumer	31	22	24
Total	33	31	31
Provision for loan losses	1,680	2,400	2,450
Allowance at end of period	$5,875	$5,708	$5,502

The following table presents the allowance for loan losses by the classes of the loan portfolio:

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2013	$1,441	$3,025	$898	$184	$160	$5,708
Charge Offs	(270)	(1,196)	-	-	(80)	(1,546)
Recoveries	-	2	-	-	31	33
Provision for loan losses	152	2,059	(676)	72	73	1,680
Ending balance, December 31, 2014	$1,323	$3,890	$222	$256	$184	$5,875
Ending balance individually evaluated for impairment	$-	$293	$-	$-	$-	$293
Ending balance collectively evaluated for impairment	$1,323	$3,597	$222	$256	$184	$5,582

(In thousands)	Residential Real Estate	Commercial Real Estate	Construction	Commercial	Consumer	Total
Beginning balance, December 31, 2012	$1,797	$3,183	$119	$223	$180	$5,502
Charge Offs	(603)	(1,488)	(40)	(4)	(90)	(2,225)
Recoveries	9	-	-	-	22	31
Provision for loan losses	238	1,330	819	(35)	48	2,400
Ending balance, December 31, 2013	$1,441	$3,025	$898	$184	$160	$5,708
Ending balance individually evaluated for impairment	$-	$53	$-	$-	$-	$53
Ending balance collectively evaluated for impairment	$1,441	$2,972	$898	$184	$160	$5,655

The recorded investment in impaired loans, not requiring an allowance for loan losses was $8,632,000 (net of charge-offs against the allowance for loan losses of $158,000) and $10,886,000 (net of charge-offs against the allowance for loan losses of $3,714,000) at December 31, 2014 and 2013, respectively. The recorded investment in impaired loans requiring an allowance for loan losses was $2,973,000 (net of a charge-off against the allowance for loan losses of $864,000) and $1,723,000 (net of a charge-off against the allowance for loan losses of $0) at December 31, 2014 and 2013, respectively. The specific reserve related to impaired loans was $293,000 for 2014 and $53,000 for 2013. For the years ended December 31, 2014 and 2013, the average recorded investment in these impaired loans was $7,725,000, and $10,580,000 and the interest income recognized on these impaired loans was $508,000 and $241,000, respectively.

 Interest income that would have been recorded on loans accounted for on a non-accrual basis under the original terms of the loans was $451,000,  $724,000 and $666,000 for 2014, 2013 and 2012, respectively.

The Company’s primary business activity is with customers located in northeastern Pennsylvania. Accordingly, the Company has extended credit primarily to commercial entities and individuals in this area whose ability to honor their contracts is influenced by the region’s economy. The Company does not have any significant concentrations to any one  customer.

As of December 31, 2014 and 2013, the Company considered its concentration of credit risk to be acceptable.  As of December 31, 2014, the three highest concentrations are in the hospitality lodging industry, property owners associations and automobile dealers, with loans outstanding of $35.7 million, or 39.8% of bank capital, to the hospitality lodging industry, $13.8 million, or 15.4% of bank capital to property owners associations, and $12.2 million, or 13.6% of bank capital to the automobile dealer industry.  Charge-offs on loans within these concentrations were $422,000,  $0 and $0 for the years ended December 31, 2014, 2013 and 2012, respectively.

Gross realized gains and gross realized losses on sales of residential mortgage loans were $150,000 and $0, respectively, in 2014 compared to $74,000 and $7,000, respectively, in 2013 and $270,000 and $0, respectively, in 2012.  The proceeds from the sales of residential mortgage loans totaled $4.4 million, $4.1 million and $7.2 million for the years ended December 31, 2014, 2013 and 2012, respectively.